INCOME/(LOSS) PER SHARE (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to RISE Education Cayman Ltd-basic and diluted	¥ 142,958	$ 20,792	¥ (47,974)	¥ 53,923
Denominator:
Weighted average number of ordinary shares outstanding - basic	113,812,182	113,812,182	101,890,411	100,000,000
Weighted average number of ordinary shares outstanding - diluted	115,881,867	115,881,867	101,890,411	100,000,000
Basic income/(loss) per share | (per share)	¥ 1.26	$ 0.18	¥ (0.47)	¥ 0.54
Diluted income/(loss) per share | (per share)	1.23	0.18	(0.47)	0.54
Basic income/(loss) per ADS | (per share)	2.51	0.37	(0.94)	1.08
Diluted income/(loss) per ADS | (per share)	¥ 2.47	$ 0.36	¥ (0.94)	¥ 1.08